Segment Reporting (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Gross Revenue									$ 11,013.5	$ 10,626.3	$ 10,144.7
Intercompany Revenue									(1,898.5)	(1,823.0)	(1,727.5)
Net Revenue	$ 2,290.2	$ 2,344.0	$ 2,311.4	$ 2,169.4	$ 2,229.1	$ 2,267.9	$ 2,229.2	$ 2,077.2	9,115.0	8,803.3	8,417.2
Depreciation, Amortization, Depletion and Accretion									1,050.0	984.9	954.0
Operating Income (Loss)	353.9	$ 442.9	$ 389.2	$ 372.8	166.4	$ 382.4	$ 378.3	$ 306.1	1,558.8	1,233.1	1,210.3
Payments for (Proceeds from) Productive Assets									945.6	862.5	880.8
Total Assets	20,535.9				20,052.4				20,535.9	20,052.4	19,903.1
East [Member]
Segment Reporting Information [Line Items]
Gross Revenue									5,032.3	4,795.0	4,560.3
Intercompany Revenue									(1,006.4)	(959.1)	(906.4)
Net Revenue									4,025.9	3,835.9	3,653.9
Depreciation, Amortization, Depletion and Accretion									398.9	368.9	362.9
Operating Income (Loss)									857.2	826.0	750.0
Payments for (Proceeds from) Productive Assets									430.7	475.2	514.4
Total Assets	9,183.7				9,237.8				9,183.7	9,237.8	9,150.3
Segment Geographical Region Two [Member]
Segment Reporting Information [Line Items]
Gross Revenue									5,803.4	5,638.5	5,444.8
Intercompany Revenue									(878.9)	(849.3)	(806.8)
Net Revenue									4,924.5	4,789.2	4,638.0
Depreciation, Amortization, Depletion and Accretion									542.6	507.3	481.1
Operating Income (Loss)									953.5	938.6	976.6
Payments for (Proceeds from) Productive Assets									352.2	329.7	348.0
Total Assets	9,909.0				9,504.2				9,909.0	9,504.2	9,906.2
Corporate Entities [Member]
Segment Reporting Information [Line Items]
Gross Revenue									177.8	192.8	139.6
Intercompany Revenue									(13.2)	(14.6)	(14.3)
Net Revenue									164.6	178.2	125.3
Depreciation, Amortization, Depletion and Accretion									108.5	108.7	110.0
Operating Income (Loss)									(251.9)	(531.5)	(516.3)
Payments for (Proceeds from) Productive Assets									162.7	57.6	18.4
Total Assets	$ 1,443.2				$ 1,310.4				$ 1,443.2	$ 1,310.4	$ 846.6